SUN CAPITAL ADVISERS TRUST
One Sun Life Executive Park
Wellesley Hills, MA 02481

February 15, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

File Desk

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C. 20549

Re: Sun Capital Advisers Trust (the "Trust")

File Nos. 333-59039; 811-08879

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the "1940 Act"); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 15 (amendment No. 16 under the 1940 Act) to the Trust's registration statement on Form N-1A (the "Amendment"). The Amendment includes an Initial Class Prospectus, Service Class Prospectus, combined Statement of Additional Information, Part C and exhibits with respect to each of the following series of the Trust: Sun Capital All Cap Fund, Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund, Sun Capital Real Estate Fund, SC Davis Venture Value Fund, SC Oppenheimer Main Street Small Cap Fund, SC Large Cap Growth Fund and SC Blue Chip Mid Cap Fund (each, a "fund").

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act to establish SC Large Cap Growth Fund as a new series of the Trust and is intended to become effective on May 1, 2006. The Amendment also reflects the changes that were filed pursuant to Rule 497 of the 1933 Act since the previous update to the Trust's registration statement.

The Trust will file (i) each fund's updated financial statements for the most recent fiscal year, as required by Section 10(a) of the 1933 Act, (ii) each fund's updated performance, fee and expense information, and (iii) additional exhibits in a subsequent registration statement filed pursuant to paragraph (b) of Rule 485 prior to the effective date of the Amendment.

If you have any questions or comments concerning the Amendment, please contact Christopher P. Harvey, Esq. at (617) 526-6532 or Elaine S. Kim, Esq. at 617-526-6685, counsel to the Trust.

Sincerely,

/s/ Maura A. Murphy

Enclosures

cc: Ms. Becky Marquigny - Securities and Exchange Commission